Related Party Transactions (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related Party D [Member]
Related party expenses	$ 23,200	$ 23,600	$ 64,800	$ 106,800
Description for nature of transaction	Cash paid for consulting fees		Cash paid for consulting fees
Related Party C [Member]
Related party expenses			$ 25,000	0
Description for nature of transaction			Cash paid for management fee
Related Party D one [Member]
Related party expenses	$ 5,800	5,900	$ 16,200	26,700
Description for nature of transaction	Cash paid for consulting and advisory fees		Cash paid for consulting and advisory fees
Related Party E [Member]
Related party expenses	$ 39,544	25,029	$ 108,808	98,664
Description for nature of transaction	Cash paid for management fee		Cash paid for management fee
Related Party E one [Member]
Related party expenses	$ 20,456	$ 17,471	$ 83,192	23,836
Description for nature of transaction	Cash paid for royalty and sales commissions		Cash paid for royalty and sales commissions
Related Party K [Member]
Related party expenses			$ 85,980	0
Description for nature of transaction			100,000 shares of common stock issued for advisory fee
Related Party J [Member]
Related party expenses			$ 348,000	0
Description for nature of transaction			20,000 shares of Series C preferred stock for advisory fee
Related Party I [Member]
Related party expenses			$ 214,950	0
Description for nature of transaction			250,000 shares of common stock issued for advisory fee
Related Party H [Member]
Related party expenses			$ 128,970	0
Description for nature of transaction			150,000 shares of common stock issued for advisory fee
Related Party G [Member]
Related party expenses			$ 429,900	0
Description for nature of transaction			500,000 shares of common stock issued for advisory fee
Related Party F [Member]
Related party expenses			$ 214,950	$ 0
Description for nature of transaction			250,000 shares of common stock issued for advisory fee